Interim Consolidated Balance Sheets (Parentheticals) $ in Thousands	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₪ / shares
Statement of Financial Position [Abstract]
Net of allowance for doubtful accounts (in Dollars) | $	$ 840		$ 1,904
Share capital, par value (in New Shekels per share) | ₪ / shares		₪ 0.00001		₪ 0.00001
Share capital, shares authorized	3,454,112,863		3,454,112,863
Share capital, shares issued	197,409,616		193,055,931
Share capital, shares outstanding	197,367,840		193,014,155
Treasury share, par value (in New Shekels per share) | ₪ / shares		₪ 0.00001		₪ 0.00001
Treasury share, ordinary shares	41,776		41,776